Note 11 - Other Accrued Liabilities - Schedule of Other Accrued Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Retirement indemnities	€ 2,004	€ 1,600
Provision for warranty costs	548	576	€ 712
Accruals for payroll and associated taxes	1,311	973
Conditional government subsidies	267	357
Value added tax payable	182	169
Advances received from customers	115	771
Provision for Asset Retirement Obligation (Japan)	80
Others	307	297
Total	4,815	4,742
Less non-current portion	(2,499)	(1,973)
Other accrued liabilities	€ 2,316	€ 2,768